AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 31, 2003


                                                              FILE NOS. 2-90518
                                                                       811-4006
     ==========================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                              -------------------

                                   FORM N-1A

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 59

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                               AMENDMENT NO. 60

                              CITIFUNDS TRUST I*
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                  125 BROAD STREET, NEW YORK, NEW YORK 10004
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 451-2010

                               ROBERT I. FRENKEL
                           300 FIRST STAMFORD PLACE
                                   4TH FLOOR
                          Stamford, Connecticut 06902
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPY TO:
                                ROGER P. JOSEPH
                   BINGHAM MCCUTCHEN LLP, 150 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110

                              -------------------

It is proposed that this filing will become effective in 60 days pursuant to paragraph (a) of Rule 485.

------------------------------------

* This filing relates only to Salomon Brothers All Cap Growth Fund and Salomon Brothers Emerging Growth Fund. Salomon Brothers Large Cap Core Equity Fund and Salomon Brothers All Cap Value Fund are series of Salomon Brothers Series Funds Inc., a different registrant.

                               Explanatory Note

     Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 2-90518) and Amendment No. 46 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-04006) pursuant to Rule 485(a) on July 3, 2001 (Accession No. 0000950117-01-500683) are herein incorporated by reference. This filing is being made pursuant to Rule 485(a)(1) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until December 30, 2003.

                                    PART C

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ITEM 23. EXHIBITS.

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********              a(1)     Amended and Restated Declaration of Trust of the Registrant

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++                    a(2)     Certificate of Amendment to the Amended and Restated Declaration of Trust

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                      a(3)     Certificate of Amendment to the Amended and Restated Declaration of Trust

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********              b(1)     Amended and Restated By-Laws of the Registrant

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'D'                   d(1)     Form of Management Agreement between the Registrant and Salomon Brothers
                               Asset Management Inc. ('SBAM'), as manager

----------------------------------------------------------------------------------------------------------
******                e(1)     Form of Distribution Agreement between the Registrant and Citigroup Global
                               Markets Inc. (formerly, Salomon Smith Barney, Inc.) (the 'Distributor'), as distributor

----------------------------------------------------------------------------------------------------------
*                     g(1)     Custodian Contract between the Registrant and State Street Bank and Trust
                               Company ('State Street'), as custodian

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'D'                   g(2)     Form of Letter Agreement adding the Funds to the Custodian Contract between the Registrant and State Street

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******                h(1)     Transfer Agency Agreement with Citicorp Trust Bank, fsb (formerly,
                               Travelers Bank and Trust, fsb), as transfer agent

----------------------------------------------------------------------------------------------------------
******                h(2)     Form of Letter Agreement adding the Funds to the Transfer Agency and
                               Servicing Agreement with Citicorp Trust Bank, fsb, as transfer agent

----------------------------------------------------------------------------------------------------------
+                     h(3)     Retirement Plan of the Registrant

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'D'                   i        Opinion and consent of counsel

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'D'                   m        Form of Service Plan of the Registrant

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***                   o        Multiple Class Plan of the Registrant

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*****                 p(1)     Code of Ethics for the Registrant and SBAM

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***** and *******     p(2)     Code of Ethics for the Distributor

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+                     q(1)     Powers of Attorney for the Trustees of the Registrant

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+                     q(2)     Powers of Attorney for certain officers of the Registrant

----------------------------------------------------------------------------------------------------------
-------------------------------------------------

*             Incorporated herein by reference to Post-Effective Amendment No. 26 to the
              Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 30, 1997.

**            Incorporated herein by reference to Post-Effective Amendment No. 27 to the
              Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 24, 1998.

***           Incorporated herein by reference to Post-Effective Amendment No. 31 to the
              Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 12, 1999.

****          Incorporated herein by reference to Post-Effective Amendment No. 35 to the

              Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 16, 1999.

*****         Incorporated herein by reference to Post-Effective Amendment No. 39 to the
              Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on June 2, 2000.

******        Incorporated herein by reference to Post-Effective Amendment No. 40 to the
              Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on June 16, 2000.

*******       Incorporated herein by reference to Post-Effective Amendment No. 42 to the
              Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on September 11, 2000.

********      Incorporated herein by reference to Post-Effective Amendment No. 47 to the
              Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 5, 2001.

+             Incorporated herein by reference to Post-Effective Amendment No. 54 to the
              Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 19, 2003.

++            Incorporated herein by reference to Post-Effective Amendment No. 56 to the
              Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 18, 2003.

'D'           To be filed by amendment.
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ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Not applicable.

ITEM 25. INDEMNIFICATION.

     Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, incorporated herein by reference as an Exhibit to Post-Effective Amendment No. 47 to its Registration Statement on Form N-1A;
(b) Section 6 of the Distribution Agreements between the Registrant and Citigroup Global Markets Inc. (formerly, Salomon Smith Barney, Inc.) incorporated herein by reference as Exhibits to Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     The list required by this Item 26 of officers and directors of SBAM, SBAM Limited and SBAM AP together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of their respective FORM ADV filed by SBAM, SBAM Limited and SBAM AP, respectively, pursuant to the Advisers Act (SEC File Nos. 801-32046, 801-43335 and 801-51393, respectively).

Item 27. PRINCIPAL UNDERWRITERS.

     (a) Citigroup Global Markets Inc., a distributor for the Registrant, is the distributor for Smith Barney Trust II, CitiFunds Trust III, CitiFunds Premium Trust and CitiFunds Institutional Trust. Citigroup Global Markets Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

     Citigroup Global Markets Inc. is also the distributor for the following funds: Salomon Funds Trust, Variable Annuity Portfolios, Smith Barney Investment Series, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, The Italy Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund, Inc., Zenix Income Fund Inc., Real Estate Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Dollar Government Term Trust, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Markets Floating Rate Fund Inc., Global Partners Income Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc. and various series of unit investment trusts.

     (b) The information required by this Item 27 with respect to each director, officer and partner of Citigroup Global Markets Inc. is incorporated by reference to Schedule A of Form BD filed by Citigroup Global Markets Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

NAME/ADDRESS

CitiFunds Trust I
125 Broad Street
New York, NY 10004

Salomon Brothers Asset Management Inc.
399 Park Avenue
New York, NY 10022
and
300 First Stamford Place, 4th Floor
Stamford, CT 06902

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Citigroup Global Markets Inc.
388 Greenwich Street
New York, New York 10013

Citicorp Trust Bank, fsb
125 Broad Street
New York, New York 10004

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     Not applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 31st day of October, 2003.

                                           CITIFUNDS TRUST I

                                      By:  /s/ Thomas C. Mandia
                                           --------------------------
                                           Thomas C. Mandia
                                           Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on October 31, 2003.

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SIGNATURE                       TITLE
----------------------------------------------------------------------------------------------

R. JAY GERKEN*                  President, Principal Executive Officer and Trustee
R. JAY GERKEN
----------------------------------------------------------------------------------------------

/s/ LEWIS E. DAIDONE            Principal Financial Officer and Principal Accounting Officer
--------------------
LEWIS E. DAIDONE
----------------------------------------------------------------------------------------------
ELLIOTT J. BERV*                Trustee
ELLIOTT J. BERV
----------------------------------------------------------------------------------------------
DONALD M. CARLTON*              Trustee
DONALD M. CARLTON
----------------------------------------------------------------------------------------------
A. BENTON COCANOUGHER*          Trustee
A. BENTON COCANOUGHER
----------------------------------------------------------------------------------------------
MARK T. FINN*                   Trustee
MARK T. FINN
----------------------------------------------------------------------------------------------
STEPHEN RANDOLPH GROSS*         Trustee
STEPHEN RANDOLPH GROSS
----------------------------------------------------------------------------------------------
DIANA R. HARRINGTON*            Trustee
DIANA R. HARRINGTON
----------------------------------------------------------------------------------------------
SUSAN B. KERLEY*                Trustee
SUSAN B. KERLEY
----------------------------------------------------------------------------------------------
C. OSCAR MORONG, JR.*           Trustee
C. OSCAR MORONG, JR.
----------------------------------------------------------------------------------------------
ALAN G. MERTEN*                 Trustee
ALAN G. MERTEN
----------------------------------------------------------------------------------------------
R. RICHARDSON PETTIT*           Trustee
R. RICHARDSON PETTIT
----------------------------------------------------------------------------------------------
WALTER E. ROBB, III*            Trustee
WALTER E. ROBB, III
----------------------------------------------------------------------------------------------

*By:  /s/ THOMAS C. MANDIA
      --------------------
      THOMAS C. MANDIA

EXECUTED BY THOMAS C. MANDIA
ON BEHALF OF THOSE INDICATED
PURSUANT TO POWERS OF
ATTORNEY

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


                                 EXHIBIT INDEX

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
EXHIBIT
NO.:        DESCRIPTION:

a(3)        Certificate of Amendment to the Amended and Restated Declaration of Trust.

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